Loan and Security Agreement and Convertible Notes - 2018 Chinese Yuan Loan (Details)	Jun. 30, 2018	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Face value of loan amount				$ 50,000,000
Chinese Yuan Term Loan
Debt Instrument [Line Items]
Face value of loan amount		$ 1,600,000.0	¥ 10,000,000.0
Stated interest rate on debt instrument	5.00%